MASTER TRUST - Schedule of Master Trust Net Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBT Total | Master Trust
Investments at fair value:
Total investments at fair value	$ 9,383,247	$ 8,460,728
Benefit responsive investment contracts at contract value	226,673	244,874
Total investments	9,609,920	8,705,602
Receivables:
Pending transactions
Dividends and interest	1,953	2,095
Total assets	9,611,873	8,707,697
Accounts payable:
Pending transactions, net	2,435	441
Accrued fees and other	430	619
Total liabilities	2,865	1,060
Net assets available for benefits	9,609,008	8,706,637
EBT Total | Master Trust | BP ADS
Investments at fair value:
Total investments at fair value	637,686	604,037
EBT Total | Master Trust | Common/collective trust funds
Investments at fair value:
Total investments at fair value	8,635,683	7,818,385
EBT Total | Master Trust | BrokerageLink - self directed
Investments at fair value:
Total investments at fair value	70,106
EBT Total | Master Trust | Money market funds
Investments at fair value:
Total investments at fair value	39,772	38,306
BP Employee Savings Plan (Plan No. 001)
Accounts payable:
Net assets available for benefits	9,080,058	8,279,147
BP Employee Savings Plan (Plan No. 001) | Plan Interest
Investments at fair value:
Total investments at fair value	8,818,954	7,996,323
Benefit responsive investment contracts at contract value	220,511	238,765
Total investments	9,039,465	8,235,088
Receivables:
Pending transactions
Dividends and interest	1,909	2,048
Total assets	9,041,374	8,237,136
Accounts payable:
Pending transactions, net	2,599	477
Accrued fees and other	402	598
Total liabilities	3,001	1,075
Net assets available for benefits	9,038,373	8,236,061
BP Employee Savings Plan (Plan No. 001) | Plan Interest | BP ADS
Investments at fair value:
Total investments at fair value	623,424	591,764
BP Employee Savings Plan (Plan No. 001) | Plan Interest | Common/collective trust funds
Investments at fair value:
Total investments at fair value	8,087,870	7,367,068
BP Employee Savings Plan (Plan No. 001) | Plan Interest | BrokerageLink - self directed
Investments at fair value:
Total investments at fair value	68,646
BP Employee Savings Plan (Plan No. 001) | Plan Interest | Money market funds
Investments at fair value:
Total investments at fair value	39,014	37,491
BP Partnership Savings Plan (Plan No. 051)
Accounts payable:
Net assets available for benefits	43,638	36,704
BP Partnership Savings Plan (Plan No. 051) | Plan Interest
Investments at fair value:
Total investments at fair value	42,599	35,499
Benefit responsive investment contracts at contract value	846	1,032
Total investments	43,445	36,531
Receivables:
Pending transactions
Dividends and interest	7	8
Total assets	43,452	36,539
Accounts payable:
Pending transactions, net	0	12
Accrued fees and other	2	1
Total liabilities	2	13
Net assets available for benefits	43,450	36,526
BP Partnership Savings Plan (Plan No. 051) | Plan Interest | BP ADS
Investments at fair value:
Total investments at fair value	1,880	1,902
BP Partnership Savings Plan (Plan No. 051) | Plan Interest | Common/collective trust funds
Investments at fair value:
Total investments at fair value	40,452	33,464
BP Partnership Savings Plan (Plan No. 051) | Plan Interest | BrokerageLink - self directed
Investments at fair value:
Total investments at fair value	130
BP Partnership Savings Plan (Plan No. 051) | Plan Interest | Money market funds
Investments at fair value:
Total investments at fair value	137	133
BP DirectSave Plan (Plan No. 052)
Accounts payable:
Net assets available for benefits	40,197	37,965
BP DirectSave Plan (Plan No. 052) | Plan Interest
Investments at fair value:
Total investments at fair value	38,170	35,971
Benefit responsive investment contracts at contract value	938	924
Total investments	39,108	36,895
Receivables:
Pending transactions
Dividends and interest	5	4
Total assets	39,113	36,899
Accounts payable:
Pending transactions, net	(88)	(86)
Accrued fees and other	3	2
Total liabilities	(85)	(84)
Net assets available for benefits	39,198	36,983
BP DirectSave Plan (Plan No. 052) | Plan Interest | BP ADS
Investments at fair value:
Total investments at fair value	470	367
BP DirectSave Plan (Plan No. 052) | Plan Interest | Common/collective trust funds
Investments at fair value:
Total investments at fair value	37,639	35,545
BP DirectSave Plan (Plan No. 052) | Plan Interest | BrokerageLink - self directed
Investments at fair value:
Total investments at fair value	0
BP DirectSave Plan (Plan No. 052) | Plan Interest | Money market funds
Investments at fair value:
Total investments at fair value	61	59
BPX Energy Employee Savings Plan (Plan No. 100)
Accounts payable:
Net assets available for benefits	444,871	366,524
BPX Energy Employee Savings Plan (Plan No. 100) | Plan Interest
Investments at fair value:
Total investments at fair value	437,543	360,308
Benefit responsive investment contracts at contract value	3,580	3,105
Total investments	441,123	363,413
Receivables:
Pending transactions
Dividends and interest	30	32
Total assets	441,153	363,445
Accounts payable:
Pending transactions, net	(51)	38
Accrued fees and other	20	16
Total liabilities	(31)	54
Net assets available for benefits	441,184	363,391
BPX Energy Employee Savings Plan (Plan No. 100) | Plan Interest | BP ADS
Investments at fair value:
Total investments at fair value	11,688	9,892
BPX Energy Employee Savings Plan (Plan No. 100) | Plan Interest | Common/collective trust funds
Investments at fair value:
Total investments at fair value	424,147	349,799
BPX Energy Employee Savings Plan (Plan No. 100) | Plan Interest | BrokerageLink - self directed
Investments at fair value:
Total investments at fair value	1,153
BPX Energy Employee Savings Plan (Plan No. 100) | Plan Interest | Money market funds
Investments at fair value:
Total investments at fair value	555	617
Archaea Employee Savings Plan (Plan No. 101)
Accounts payable:
Net assets available for benefits	48,382	34,568
Archaea Employee Savings Plan (Plan No. 101) | Plan Interest
Investments at fair value:
Total investments at fair value	45,981	32,627
Benefit responsive investment contracts at contract value	798	1,048
Total investments	46,779	33,675
Receivables:
Pending transactions
Dividends and interest	2	3
Total assets	46,781	33,678
Accounts payable:
Pending transactions, net	(25)	0
Accrued fees and other	3	2
Total liabilities	(22)	2
Net assets available for benefits	46,803	33,676
Archaea Employee Savings Plan (Plan No. 101) | Plan Interest | BP ADS
Investments at fair value:
Total investments at fair value	224	112
Archaea Employee Savings Plan (Plan No. 101) | Plan Interest | Common/collective trust funds
Investments at fair value:
Total investments at fair value	45,575	32,509
Archaea Employee Savings Plan (Plan No. 101) | Plan Interest | BrokerageLink - self directed
Investments at fair value:
Total investments at fair value	177
Archaea Employee Savings Plan (Plan No. 101) | Plan Interest | Money market funds
Investments at fair value:
Total investments at fair value	$ 5	$ 6